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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*

Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116



Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Ward

Title:   Managing Director and Chief Operating Officer

Phone:   (617) 516-2000


Signature, Place, and Date of Signing:

  /s/ Michael D. Ward             Boston, MA                  2/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

*Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of Bain Capital Fund VI, L.P.,
(ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, (vi) general partner of Bain Capital Integral Investors II, L.P., (vii) general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (viii) general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P.,
(ix) general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l, (x) general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund IX, L.P. was a shareholder of Bain Pumbaa LuxCo S.a.r.l. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata Investment Company, S.C.A. Bain Capital Investors, LLC is also the administrative member of Bain Capital Integral Investors 2006, LLC, Bain Capital Hercules Investors, LLC, BCIP TCV, LLC and Bain Capital (WC) Netherlands B.V.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               23
                                        -----------

Form 13F Information Table Entry Total:           9
                                        -----------

Form 13F Information Table Value Total:   6,108,816
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.      Form 13F File Number      Name

   1      28-11662                  Bain Capital VII Coinvestment Fund, LLC

   2      28-11661                  Bain Capital VII Coinvestment Fund, L.P.

   3      28-11264                  Bain Capital Fund VI, L.P.

   4      28-11659                  Bain Capital Integral Investors, LLC

   5      28-11188                  Bain Capital Partners VI, L.P.

   6      28-11660                  Bain Capital Partners VII, L.P.

   7      28-12292                  Bain Capital Integral Investors II, L.P.

   8      28-13947                  Bain Capital Partners VIII, L.P.

   9      28-13946                  Bain Capital Fund VIII, L.P.

  10      28-13945                  Bain Capital VIII Coinvestment Fund, L.P.

  11      28-13943                  Bain Capital Partners VIII-E, L.P.

  12      28-13940                  Bain Capital Fund VIII-E, L.P.

  13      28-13942                  Bain Capital Partners IX, L.P.

  14      28-13938                  Bain Capital Fund IX, L.P.

  15      28-13941                  Bain Capital IX Coinvestment Fund, L.P.

  16      28-13949                  Sensata Investment Company, S.C.A.

  17      28-13951                  Sensata Management Company, S.A.

  18      28-14366                  Bain Capital Lion Holdings, L.P.

  19      28-14359                  Bain Pumbaa LuxCo S.a.r.l.

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        20      28-14482      Bain Capital Integral Investors 2006, LLC

        21      28-14484      BCIP TCV, LLC

        22      28-14483      Bain Capital Hercules Investors, LLC

        23      28-14548      Bain Capital (WC) Netherlands B.V.

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                          BAIN CAPITAL INVESTORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 12/31/11

                                                         SHARES OR         VALUE    INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    PRN AMOUNT       (X$1000)  DISCRETION MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- ----------        --------- ---------- -------- ---- ------ ----
CUMULUS MEDIA INC                  CL A       231082108  3,304,591*** SH     11,037    Sole              X
DUNKIN BRANDS GROUP INC             COM       265504100 22,154,598    SH    553,422    Sole              X
HCA HOLDINGS INC                    COM       40412C101 89,502,367    SH  1,971,737   Shared                   X
NANOSPHERE INC                      COM       63009F105    254,815    SH        375    Sole              X
VONAGE HLDGS CORP                   COM       92886T201    247,371    SH        606    Sole              X
WARNER CHILCOTT PLC IRELAND        SHS A      G94368100 25,491,622    SH    385,688    Sole              X
SENSATA TECHNOLOGIES HLDG NV        SHS       N7902X106 89,626,932    SH  2,355,396    Sole              X
NXP SEMICONDUCTORS N V              COM       N6596X109 32,021,770    SH    492,175    Sole              X
FLEETCOR TECHNOLOGIES INC           COM       339041105 11,328,439    SH    338,380    Sole              X

***Represents 3,304,591 CL B Shares convertible to CL A Shares on a 1:1 basis.